                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                Feb 10, 2003
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                54
                                             ------------------

Form 13F Information Table Value Total:           $96,793
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                   FORM 13 F
                               December 31, 2002





                                                                                                              VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/     SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT     PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- --------    --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM         268140100      447   2791993   SH       SOLE                  2791993
ADELPHIA COMMUNICATIONS        COM         006848105       46    553000   SH       SOLE                   553000
ALLIED WASTE INDUSTRIES INC    COM         019589308     4040    404000   SH       SOLE                   404000
ALTRIA GROUP INC.              COM         02209S103      267      6600   SH       SOLE                     6600
AMPHENOL CORP.                 COM         032095101     9853    259300   SH       SOLE                   259300
AT&T WIRELESS                  COM         00209A106       64     11321   SH       SOLE                    11321
BERKSHIRE HATHAWAY             COM         084670207      523       216   SH       SOLE                      216
CENDANT CORP                   COM         151313103     9958    950233   SH       SOLE                   950233
CONSOLIDATED GRAPHICS, INC.    COM         209341106      222     10000   SH       SOLE                    10000
CORNING, INC.                  COM         219350105       62     18800   SH       SOLE                    18800
DECISIONONE CORP NEW           COM         243458106      952     74013   SH       SOLE                    74013
DEL MONTE FOODS                COM         24522P103       81     10562   SH       SOLE                    10562
EXXON MOBILE CORPORATION       COM         30231G102      230      6583   SH       SOLE                     6583
FAIRFAX FINANCIAL HOLDINGS     COM         303901102     1733     22500   SH       SOLE                    22500
FISHER SCIENTIFIC              COM         338032204    11606    385850   SH       SOLE                   385850
FLEETBOSTON FINANCIAL CORP.    COM         339030108      452     18600   SH       SOLE                    18600
FORD MOTOR CO.                 COM         345310100      351     37740   SH       SOLE                    37740
GENERAL MOTORS                 COM         370442105      283      7686   SH       SOLE                     7686
HEARTLAND TECHNOLOGIES         COM         421979105        0     20000   SH       SOLE                    20000
HEINZ H.J. CO.                 COM         423074103      778     23675   SH       SOLE                    23675
J.P. MORGAN CHASE              COM         46625H100     1004     41833   SH       SOLE                    41833
KINDER MORGAN ENERGY PRTNRS. L COM         494550106      665     19000   SH       SOLE                    19000
LIBERTY MEDIA                  COM         530718105     7389    826521   SH       SOLE                   826521
MERCK & CO. INC.               COM         589331107     1124     19850   SH       SOLE                    19850
METROMEDIA INTL. GROUP         COM         591695101      303   3026900   SH       SOLE                  3026900
NEXTWAVE TELECOM INC.-CL B     COM         65332M103     2287   1220000   SH       SOLE                  1220000
PHARMACEUTICAL HOLDRs TRUST    COM         71712A206     3477     46866   SH       SOLE                    46866
PLAYTEX PRODUCTS               COM         72813P100     1976    200000   SH       SOLE                   200000
POLYMER GROUP                  COM         731745105      126   1684267   SH       SOLE                  1684267
PRIMEDIA INC.                  COM         74157K101     2860   1388500   SH       SOLE                  1388500
PROCURENET INC RSTD            COM                         66    438515   SH       SOLE                   438515
PSS WORLD MEDICAL INC.         COM         69366A100     3078    450000   SH       SOLE                   450000
RJ REYNOLDS TOBACCO HDS.       COM         76182K105      211      5000   SH       SOLE                     5000
ROYAL DUTCH PETROLEUM          COM         780257804     1134     25750   SH       SOLE                    25750
SBC COMM. INC.                 COM         78387G103      232      8567   SH       SOLE                     8567
TWINLAB CORP                   COM         901774109       41    407500   SH       SOLE                   407500
VERIZON COMM.                  COM         92343V104      744     19212   SH       SOLE                    19212
WASTE MGMT. INC                COM         94106L109     9524    415550   SH       SOLE                   415550
WILLIAMS COS INC.              COM         969457100      408    151217   SH       SOLE                   151217
JOHN HANCOCK BANK & THRIFT     MUTUAL      409735107      173  23000.00   SH       SOLE                 23000.00
UTILITIES SELECT SECTOR SPDR   MUTUAL      81369Y886      209  10900.00   SH       SOLE                 10900.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL      464287614     7199 196950.00   SH       SOLE                196950.00
iSHARES RUSSELL 1000 VALUE IND MUTUAL      464287598     2616  56800.00   SH       SOLE                 56800.00
iSHARES RUSSELL 2000 INDEX     MUTUAL      464287655      675   8900.00   SH       SOLE                  8900.00
iSHARES RUSSELL 2000 VALUE     MUTUAL      464287630      780   7000.00   SH       SOLE                  7000.00
iSHARES S&P 500 BARRA GROWTH   MUTUAL      464287309      651  14500.00   SH       SOLE                 14500.00
BLACKROCK INV. QUALITY TERM 20 BOND        09247J102      606  62500.00   SH       SOLE                 62500.00
MFS INTERMEDIATE INCOME TRUST  BOND        55273C107     2070 291950.18   SH       SOLE                291950.18
NATIONS GOVT. TERM 2004        BOND        638584102      103  10000.00   SH       SOLE                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND        746909100      675 110259.88   SH       SOLE                110259.88
TCW/DW TERM TRUST 2003         BOND        87234U108     1544 141873.13   SH       SOLE                141873.13
BLACKROCK MUNI TARGET TRUST    TAX-FREE    09247M105      165     15000   SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE    67061F101      406     28169   SH       SOLE                    28169
VAN KAMPEN PA. VALUE           TAX-FREE    92112T108      322     20600   SH       SOLE                    20600

                         STALEY CAPITAL ADVISERS, INC.
                                   FORM 13 F
                               December 31, 2002





                                                                                                              VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
REPORT SUMMARY                 54 DATA RECORDS               96793           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automicallly creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documenation.


                                       2